United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/15

Date of Reporting Period: Quarter ended 07/31/14

Item 1. Schedule of Investments

Federated Automated Government Cash Reserves
Portfolio of Investments
July 31, 2014 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—85.0%
$54,500,000	[1]	Federal Farm Credit System Discount Notes, 0.060% - 0.100%, 8/18/2014 - 1/20/2015	$$54,493,004
34,100,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.089% - 0.400%, 8/1/2014 - 10/29/2014	34,107,243
12,775,000		Federal Farm Credit System Notes, 0.250% - 5.200%, 8/21/2014 - 2/24/2015	12,809,232
55,625,000	[1]	Federal Home Loan Bank System Discount Notes, 0.068% - 0.090%, 8/27/2014 - 10/22/2014	55,618,724
24,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.095% - 0.104%, 8/11/2014 - 8/22/2014	23,999,847
23,500,000		Federal Home Loan Bank System Notes, 0.080% - 4.750%, 8/5/2014 - 1/23/2015	23,545,149
		TOTAL GOVERNMENT AGENCIES	204,573,199
		U.S. TREASURY—14.1%
4,550,000		United States Treasury Notes, 0.375%, 11/15/2014	4,553,961
17,117,000		United States Treasury Notes, 0.500% - 4.250%, 8/15/2014	17,137,364
12,000,000		United States Treasury Notes, 2.125%, 11/30/2014	12,081,824
		TOTAL U.S. TREASURY	33,773,149
		TOTAL INVESTMENTS—99.1% (AMORTIZED COST)[3]	238,346,348
		OTHER ASSETS AND LIABILITIES - NET—0.9%[4]	2,231,822
		TOTAL NET ASSETS—100%	$240,578,170
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”), and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2014, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
1

Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments is a requirement that institutional (i.e. not retail as defined in the amendments) prime, including institutional municipal money market funds, transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and therefore, permits the Fund to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on all redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will become effective on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
2
Federated U.S. Treasury Cash Reserves
Portfolio of Investments
July 31, 2014 (unaudited)
Principal Amount			Value
		U.S. TREASURY—99.5%
		U.S. Treasury Bills—36.9%[1]
$1,750,000,000		United States Treasury Bills, 0.030% - 0.035%, 10/30/2014	$$1,749,860,937
250,000,000		United States Treasury Bills, 0.030% - 0.040%, 10/16/2014	249,982,056
150,000,000		United States Treasury Bills, 0.030%, 10/9/2014	149,991,375
575,000,000		United States Treasury Bills, 0.030%, 8/14/2014	574,993,771
546,750,000		United States Treasury Bills, 0.030%, 8/21/2014	546,740,888
180,000,000		United States Treasury Bills, 0.030%, 8/28/2014	179,995,950
300,000,000		United States Treasury Bills, 0.030%, 9/4/2014	299,991,500
804,800,000		United States Treasury Bills, 0.035%, 9/11/2014	804,767,920
847,475,000		United States Treasury Bills, 0.040%, 10/2/2014	847,416,618
350,000,000		United States Treasury Bills, 0.048% - 0.050%, 1/2/2015	349,927,812
300,000,000		United States Treasury Bills, 0.050% - 0.063%, 1/8/2015	299,927,778
650,000,000		United States Treasury Bills, 0.050%, 12/11/2014	649,880,833
		TOTAL	6,703,477,438
		U.S. Treasury Notes—62.6%
199,040,000	[2]	United States Treasury Floating Rate Notes, 0.075%, 8/5/2014	198,987,033
100,000,000	[2]	United States Treasury Floating Rate Notes, 0.099%, 8/5/2014	100,008,854
1,973,350,000		United States Treasury Notes, 0.250% - 2.375%, 10/31/2014	1,979,934,048
3,691,250,000		United States Treasury Notes, 0.250% - 2.375%, 8/31/2014	3,696,929,103
654,000,000		United States Treasury Notes, 0.375% - 4.250%, 11/15/2014	656,851,942
2,753,212,000		United States Treasury Notes, 0.500% - 4.250%, 8/15/2014	2,755,140,185
553,000,000		United States Treasury Notes, 2.125%, 11/30/2014	556,745,849
14,500,000		United States Treasury Notes, 2.250%, 1/31/2015	14,657,683
1,385,000,000		United States Treasury Notes, 2.375%, 9/30/2014	1,390,263,972
		TOTAL	11,349,518,669
		TOTAL U.S. TREASURY	18,052,996,107
		TOTAL INVESTMENTS—99.5% (AT AMORTIZED COST)[3]	18,052,996,107
		OTHER ASSETS AND LIABILITIES - NET—0.5%[4]	87,105,218
		TOTAL NET ASSETS—100%	$18,140,101,325
1	Discount rate at time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
1

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (The “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”), and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2014, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments is a requirement that institutional (i.e. not retail as defined in the amendments) prime, including institutional municipal money market funds, transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and therefore, permits the Fund to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on all redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will become effective on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
2

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 22, 2014